UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010
                                                -----------------------------

Check here if Amendment [    ]; Amendment Number:
                                             ......-------

This Amendment (Check only one.):              [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Saba Capital Management, LP
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Address:   405 Lexington Avenue
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           58th Floor
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           New York, New York  10174
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:        Carl Casler
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Title:       Chief Financial Officer
             ---------------------------------------------------------------
Phone:       212-542-4645
             ---------------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Carl Casler                     New York, New York                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


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Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              38
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Form 13F Information Table Value Total:              $341,889
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                                                     (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.        NONE


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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADVANCED MICRO DEVICES INC   COM              007903107    1,604   195,980 SH       SOLE                  195,980      0    0
AMKOR TECHNOLOGY INC         COM              031652100    1,208   163,009 SH       SOLE                  163,009      0    0
BELO CORP                    COM SER A        080555105    4,958   700,228 SH       SOLE                  700,228      0    0
BOISE INC                    *W EXP 06/18/201 09746Y113      413   535,670 SH       SOLE                  535,670      0    0
CENVEO INC                   COM              15670S105      497    92,995 SH       SOLE                   92,995      0    0
CHINA HYDROELECTRIC CORP     SPONSORED ADR    16949D101      271    36,570 SH       SOLE                   36,570      0    0
CHINA HYDROELECTRIC CORPORAT *W EXP 01/25/201 G2112E145       37   121,900 SH       SOLE                  121,900      0    0
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104    1,091    97,000 SH  PUT  SOLE                   97,000      0    0
CHINA MED TECHNOLOGIES INC   SPONSORED ADR    169483104    1,078    95,865 SH       SOLE                   95,865      0    0
CIENA CORP                   NOTE 0.250% 5/0  171779AB7    6,484 7,000,000 PRN      SOLE                7,000,000      0    0
COMPUTER SCIENCES CORP       COM              205363104   18,348   369,900 SH  CALL SOLE                  369,900      0    0
CONSTAR INTL INC NEW         COM NEW          21036U206       86    45,000 SH       SOLE                   45,000      0    0
DEVELOPERS DIVERSIFIED RLTY  NOTE 1.750%11/1  251591AX1    2,659 2,500,000 PRN      SOLE                2,500,000      0    0
E M C CORP MASS              COM              268648102    6,870   300,000 SH  CALL SOLE                  300,000      0    0
FIRST INDUSTRIAL REALTY TRUS COM              32054K103    4,853   553,905 SH       SOLE                  553,905      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860   51,866 3,089,100 SH  PUT  SOLE                3,089,100      0    0
FORD MTR CO DEL              COM PAR $0.01    345370860      279    16,600 SH       SOLE                   16,600      0    0
GENERAL MTRS CO              JR PFD CNV SRB   37045V209    6,764 6,250,000 SH       SOLE                6,250,000      0    0
GENERAL MTRS CO              COM              37045V100   20,543   557,300 SH       SOLE                  557,300      0    0
HOLOGIC INC                  FRNT 2.000%12/1  436440AA9    1,890 2,000,000 PRN      SOLE                2,000,000      0    0
L-3 COMMUNICATIONS HLDGS INC COM              502424104    1,896    26,895 SH       SOLE                   26,895      0    0
LDK SOLAR CO LTD             SPONSORED ADR    50183L107   20,038 1,980,000 SH  PUT  SOLE                1,980,000      0    0
LDK SOLAR CO LTD             NOTE 4.750% 4/1  50183LAB3    4,544 4,600,000 PRN      SOLE                4,600,000      0    0
LEVEL 3 COMMUNICATIONS INC   COM              52729N100    3,130 3,192,932 SH       SOLE                3,192,932      0    0
MBIA INC                     COM              55262C100      379    31,600 SH  PUT  SOLE                   31,600      0    0
MCCLATCHY CO                 CL A             579489105    1,332   285,101 SH       SOLE                  285,101      0    0
NEW YORK TIMES CO            CL A             650111107    1,716   175,057 SH       SOLE                  175,057      0    0
NII HLDGS INC                NOTE 3.125% 6/1  62913FAJ1    1,967 2,000,000 PRN      SOLE                2,000,000      0    0
PARKER DRILLING CO           COM              701081101    1,185   259,282 SH       SOLE                  259,282      0    0
PMI GROUP INC                COM              69344M101    4,663 1,412,764 SH       SOLE                1,412,764      0    0
RADIAN GROUP INC             COM              750236101    5,397   668,750 SH       SOLE                  668,750      0    0
RITE AID CORP                COM              767754104    1,701 1,925,048 SH       SOLE                1,925,048      0    0
SANDISK CORP                 NOTE 1.000% 5/1  80004CAC5    4,896 5,000,000 PRN      SOLE                5,000,000      0    0
UNITED STATES OIL FUND LP    UNITS            91232N108  142,951 3,665,400 SH  CALL SOLE                3,665,400      0    0
USEC INC                     NOTE 3.000%10/0  90333EAC2    2,276 2,500,000 PRN      SOLE                2,500,000      0    0
USEC INC                     COM              90333E108    1,705   283,200 SH  PUT  SOLE                  283,200      0    0
VERIFONE SYS INC             NOTE 1.375% 6/1  92342YAB5    6,494 6,000,000 PRN      SOLE                6,000,000      0    0
WENDYS ARBYS GROUP INC       COM              950587105    3,820   826,804 SH       SOLE                  826,804      0    0

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